                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-06346

                Morgan Stanley Quality Municipal Investment Trust
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                   Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS January 31, 2007 (unaudited)

  PRINCIPAL
   AMOUNT                                                                                     MATURITY
IN THOUSANDS                                                                    COUPON RATE     DATE                     VALUE
------------                                                                    -----------   --------              --------------
               TAX-EXEMPT MUNICIPAL BONDS (150.9%)
               General Obligation (19.1%)
       4,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                       0.00%     06/30/09                  $3,648,720
       3,000   California, Various Purpose dtd 05/01/03                             5.00      02/01/24                   3,139,620
       2,000   Los Angeles, California, Ser 2004 A (MBIA)                           5.00      09/01/24                   2,111,560
       4,000   San Francisco City & County, Laguna Honda Hospital,
                  Ser 2005 I (FSA) @@                                               5.00      06/15/30                   4,189 260
               Florida State Board of Education,
       6,890      Capital Outlay Refg Ser 2001 D                                   5.375      06/01/18                   7,372,989
       3,000      Capital Outlay Refg Ser 2002 C (MBIA)                             5.00      06/01/20                   3,172,110
       7,000   New Jersey, 2001 Ser H ++                                            5.25      07/01/19                   7,794,990
       2,000   New York, New York, 2005 Ser G                                       5.00      12/01/23                   2,111,220
       2,000   Pennsylvania, First Ser 2003 (MBIA) @@                               5.00      01/01/19                   2,129,860
       5,000   Aldine Independent School District, Texas, Bldg & Refg Ser
                  2001 (PSF)                                                        5.00      02/15/26                   5,134,950
------------                                                                                                        --------------
      38,890                                                                                                            40,805,279
------------                                                                                                        --------------
               Educational Facilities Revenue (3.3%)
       2,000   California Infrastructure & Economic Development Bank, The
                  Scripps Research Institute Ser 2005 A                             5.00      07/01/29                   2,095,760
       1,585   Colorado Educational & Cultural Facilities Authority, Peak to
                  Peak Charter School Refg & Impr Ser 2004 (XLCA)                   5.25      08/15/34                   1,687,882
       2,000   Illinois Finance Authority, Fullerton Village
                  Ser 2004                                                         5.125      06/01/35                   2,052,700
       1,200   University of North Carolina, Chapel Hill Ser 2003                   5.00      12/01/24                   1,263,732
------------                                                                                                        --------------
       6,785                                                                                                             7,100,074
------------                                                                                                        --------------
               Electric Revenue (12.2%)
       5,000   Colorado Springs, Colorado, Utilities Ser 2001 A
               Municipal Electric Authority of Georgia,                             5.00      11/15/29                   5,159,550
       2,000      Combustion Turbine Ser 2002 A (MBIA)                              5.25      11/01/21                   2,124,000
       1,500      Combustion Turbine Ser 2002 A (MBIA)                              5.25      11/01/22                   1,593,000
       2,000   Nebraska Public Power District, Ser 2005 C (FGIC)                    5.00      01/01/41                   2,091,400
       2,000   Long Island Power Authority, New York, Ser 2004 A (Ambac)
               South Carolina Public Service Authority, Santee Cooper               5.00      09/01/34                   2,096,040
       1,500      2002 Refg Ser A (FSA)                                            5.125      01/01/20                   1,596,150
       1,000      2002 Refg Ser A (FSA)                                            5.125      01/01/21                   1,063,340
       4,000      2003 Refg Ser A (Ambac)                                           5.00      01/01/27                   4,182,800
       2,000      1997 Refg Ser A (MBIA)                                            5.00      01/01/29                   2,034,320
       2,000   Grant County Public Utilities District #2, Washington,
                  Wanapum 2005 Ser A (FGIC)                                         5.00      01/01/29                   2,096,440
               Lewis County Public Utility District #1, Washington, Cowlitz
       2,000      Falls Refg Ser 2003 (MBIA)                                        5.00      10/01/22                   2,106,340
------------                                                                                                        --------------
      25,000                                                                                                            26,143,380
------------                                                                                                        --------------

               Hospital Revenue (18.1%)
       3,000   California Health Facilities Financing Authority, Cedars-Sinai
                  Medical Center Ser 2005                                           5.00      11/15/34                   3,097,800
       3,000   California Statewide Community Development Authority, John Muir
                  Health Ser 2006 A                                                 5.00      08/15/32                   3,137,760
       1,500   University of Colorado Hospital Authority, Ser 2006 A                5.00      11/15/37                   1,528,920
       3,000   Highlands County Health Facilities Authority, Florida,
                  Adventist Health Refg Ser 2005 C                                  5.00      11/15/31                   3,080,280
       1,000   Madison County, Idaho, Madison Memorial Hospital
                  Ser 2006 COPs                                                     5.25      09/01/37                   1,046,330
       3,000   Indiana Health Facilities Financing Authority, Community
                  Health Ser 2005 A (Ambac)                                         5.00      05/01/35                   3,128,490
       3,000   Indiana Health & Educational Facility Financing Authority,
                  Clarian Health Ser 2006 A,                                        5.25      02/15/40                   3,153,030
               Maryland Health & Higher Educatuional Facilities Authority,
       3,000      Medstar Health Refg Ser 2004                                     5.375      08/15/24                   3,186,870
       2,000      University of Maryland Medical Ser 2002                           5.75      07/01/17                   2,157,760
       2,500      University of Maryland Medical Ser 2001                           5.25      07/01/34                   2,588,925
       1,000      University of Maryland Medical Ser 2006 A                         5.00      07/01/41                   1,038,390
       3,000   Michigan State Hospital Finance Authority, Henry Ford Health
                  Refg Ser 2006 A                                                   5.25      11/15/46                   3,152,340
       3,000   Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A         5.75      10/01/18                   3,227,370
       5,000   Sullivan County Health Educational & Housing Facilities
                  Board, Tennessee, Wellmont Health Ser 2006 C                      5.25      09/01/36                   5,217,850
------------                                                                                                        --------------
      37,000                                                                                                            38,742,115
------------                                                                                                        --------------
               Industrial Development/Pollution Control Revenue (8.2%)
       3,500   Michigan Strategic Fund, Detroit Edison Co Ser 2001 C                5.45      09/01/29                   3,665,550
       2,000   New York State Energy & Research Development Authority,
                  Brooklyn Union Gas Co 1991 Ser D (AMT)                           9.767+++   07/01/26                   2,114,240
       4,000   Tennessee Energy Acquisition Corporation, Ser 2006 A @@              5.25      09/01/19                   4,396,840
       2,000   Alliance Airport Authority, Texas, Federal Express Corp
                  Refg Ser 2006 (AMT)                                               4.85      04/01/21                   2,025,280
       5,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser
                  2001 B (AMT) (Mandatory Tender 11/01/11)                          5.75      05/01/30                   5,296,650
------------                                                                                                        --------------
      16,500                                                                                                            17,498,560
------------                                                                                                        --------------
               Mortgage Revenue - Single Family (0.1%)
         285   Colorado Housing & Finance Authority, 2000 Ser D-2 (AMT)             6.90      04/01/29                     286,097
------------                                                                                                        --------------
               Nursing & Health Related Facilities Revenue (0.8%)
       1,500   New York State Dormitory Authority, Mental Health Ser
                  2003 B                                                            5.25      02/15/17                   1,606,800
------------                                                                                                        --------------
               Public Facilities Revenue (5.3%)
       2,000   Jefferson County, Alabama, School Ser 2004 A                         5.50      01/01/22                   2,167,700
       1,000   Phoenix Civic Improvement Corporation, Arizona, Phoenix
                  Municipal Courthouse Sr Lien Excise Tax Ser 1999 A                5.25      07/01/24                   1,038,280
       1,900   Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)                    5.50      10/01/18                   2,029,713

       1,000   Miami-Dade County, Florida, Ser 2005 A (MBIA)                        0.00 ##   10/01/30                     745,360
       2,000   Pennsylvania Public School Building Authority, Philadelphia
                  School District Ser 2003 (FSA)                                    5.00      06/01/33                   2,137,940
       3,000   Charleston Educational Excellence Financing Corporation,
                  South Carolina, Charleston County School District Ser 2005        5.25      12/01/29                   3,204,030
------------                                                                                                        --------------
      10,900                                                                                                            11,323,023
------------                                                                                                        --------------
               Recreational Facilities Revenue (3.8%)
       2,000   District of Columbia Ballpark, Ser 2006 B-1 (FGIC)                   5.00      02/01/31                   2,104,340
       2,200   Coraville, Iowa, Coralville Marriott Hotel & Convention Center
                  Ser 2006 D COPs                                                   5.25      06/01/26                   2,332,220
       1,500   Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)       5.25      09/01/39                   1,622,535
       2,000   New York City Industrial Development Agency, New York, Yankee
                  Stadium Ser 2006 (FGIC)                                           5.00      03/01/46                   2,099,320
------------                                                                                                        --------------
       7,700                                                                                                             8,158,415
------------                                                                                                        --------------
               Resource Recovery Revenue (1.5%)
       3,000   Northeast Maryland Waste Disposal Authority, Montgomery
                  County Ser 2003 (AMT) (Ambac)                                     5.50      04/01/16                   3,207,750
------------                                                                                                        --------------
               Retirement & Life Care Facilities Revenue (2.2%)
       1,000   St Johns County Industrial Development Authority, Florida,
                  Glenmoor Ser 2006 A                                              5.375      01/01/40                   1,017,450
       1,500   Maryland Health & Higher Educational Facilities Authority,
                  King Farm Presbyterian Community 2006 Ser B                       5.00      01/01/17                   1,503,465
       1,000   Missouri Health & Educational Facilities Authority, Lutheran
                  Senior Services Ser 2005 A                                       5.375      02/01/35                   1,045,940
       1,100   North Carolina Med Care Commission, Salemtowne
                  Ser 2006                                                          5.10      10/01/30                   1,106,182
------------                                                                                                        --------------
       4,600                                                                                                             4,673,037
------------                                                                                                        --------------
               Tax Allocation Revenue (0.5%)
       1,000   Fenton, Missouri, Gravois Bluffs Refg Ser 2006                       4.50      04/01/21                   1,005,240
------------                                                                                                        --------------
               Tobacco Revenue (5.9%)
       3,000   Northern Tobacco Securitization Corporation, Alaska,
                  Ser 2006 A Asset Backed                                           5.00      06/01/46                   3,015,330
       2,000   Tobacco Securitization Authority of Northern California,
                  Sacramento County Tobacco Securitization Corporation Ser
                  2005 A-1                                                          5.00      06/01/37                   2,017,580
               Tobacco Settlement Financing Corporation, New Jersey,
       3,000      Ser 2007-1A                                                      4.625      06/01/26                   2,889,870
       3,000      Ser 2007-1B                                                       0.00      06/01/41                     443,130
       3,000   Nassau County Tobacco Settlement Corporation, New York,
                  Assed Backed Ser 2006 A-3                                        5.125      06/01/46                   3,062,280
       1,000   Tobacco Settlement Financing Corporation, Virginia, Ser 2005        5.625      06/01/37                   1,069,580
------------                                                                                                        --------------
      15,000                                                                                                            12,497,770
------------                                                                                                        --------------
               Transportation Facilities Revenue (27.8%)
       3,000   Metropolitan Washington Airports Authority, District of
                  Columbia & Virginia, Ser 2004 C-1 (AMT) (FSA) #                  5.00       10/01/20                   3,131,760
       3,000   Atlanta, Georgia, Airport Ser 2004 J (FSA)                          5.00       01/01/34                   3,130,320

               Georgia Road & Toll Authority,
      10,000      Ser 2001                                                         5.375      03/01/17                  10,701,500
       2,000      Ser 2004                                                          5.00      10/01/22                   2,115,920
       3,000      Ser 2004                                                          5.00      10/01/23                   3,170,280
       2,000   Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser
                  2003 B-2 (AMT) (FSA)                                              5.75      01/01/23                   2,186,840
         990   Massachusetts Bay Transportation Authority, Assess 2000 Ser A        5.25      07/01/30                   1,029,442
       2,000   Clark County, Nevada, Airport Sub Lien Ser 2004 A (AMT) (FGIC)       5.50      07/01/22                   2,152,260
       5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                    5.00      01/01/30                   5,231,350
               Metropolitan Transportation Authority, New York,
       3,000      State Service Contract Ser 2002 A (MBIA)                          5.50      01/01/19                   3,245,160
       3,000      State Service Contract Refg Ser 2002 B (MBIA)                     5.50      07/01/20                   3,245,160
       5,000   Pennsylvania Turnpike Commission, Ser 2004 A (Ambac)                 5.00      12/01/34                   5,286,250
       5,000   Dallas-Fort Worth International Airport, Texas, Ser 2003 A
                  (AMT) (FSA)                                                      5.375      11/01/22                   5,308,350
       2,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)
               Port of Seattle, Washington,                                         5.25      08/15/35                   2,077,020
       3,000      Sub Lien Ser 1999 A (FGIC)                                        5.25      09/01/22                   3,173,580
       4,010      Passenger Facility Ser 1998 A (MBIA) @@                           5.00      12/01/23                   4,100,960
------------                                                                                                        --------------
      56,000                                                                                                            59,286,152
------------                                                                                                        --------------
               Water & Sewer Revenue (28.3%)
       1,920   Los Angeles Department of Water & Power, California, Water
                  2004 Ser C (MBIA)                                                 5.00      07/01/23                   2,028,845
       4,000   Oxnard Financing Authority, California, Redwood Trunk Sewer &
                  Headworks Ser 2004 A (FGIC)                                       5.00      06/01/29                   4,198,680
       2,000   Martin County, Florida, Utilities Ser 2001 (FGIC)                    5.00      10/01/26                   2,075,240
       8,000   Tampa Bay Water, Florida, Ser 2001 B (FGIC)                          5.00      10/01/31                   8,235,760
               Louisville & Jefferson County Metropolitan Sewer District,
                  Kentucky,
       2,925      Ser 2001 A (MBIA)                                                5.375      05/15/20                   3,131,300
       3,075      Ser 2001 A (MBIA)                                                5.375      05/15/21                   3,284,254
       5,000      Ser 1999 A (FGIC)                                                 5.75      05/15/33                   5,286,750
       2,925   Las Vegas Water District, Nevada, Impr and Refg Ser 2003
                  A (FGIC)                                                          5.25      06/01/22                   3,111,820
               New York City Municipal Water Finance Authority, New York,
       3,000      2003 Ser                                                         5.375      06/15/18                   3,219,240
       4,000      1998 Ser D (MBIA)                                                 4.75      06/15/25                   4,041,360
       5,000      2002 Ser G (FSA)                                                  5.00      06/15/34                   5,151,950
       1,000   Austin, Texas, Water & Wastewater ROLS RRII R-674 (FSA)             9.195+++   05/15/27                   1,151,540
               Houston, Texas,
      10,000      Combined Utility First Lien Refg 2004 Ser A (FGIC)                5.25      05/15/23                  10,743,700
       4,500      Combined Utility First Lien Refg 2004 Ser A (MBIA)                5.25      05/15/25                   4,834,665
------------                                                                                                        --------------
      57,345                                                                                                           60,495,104
------------                                                                                                        --------------
               Other Revenue (6.4%)
       5,000   California Economic Recovery, Ser 2004 A                             5.00      07/01/16                   5,260,400
               Golden State Tobacco Securitization Corporation, California,
       3,000      Enhanced Asset Backed Ser 2005 A (Ambac)                          5.00      06/01/29                   3,102,570
       2,000      Enhanced Asset Backed Ser 2005 A (Ambac)                          5.00      06/01/45                   2,066,620
       1,000   New Jersey Economic Development Authority, Cigarette Tax
                  Ser 2004                                                          5.75      06/15/34                   1,069,090

       2,000   New York City Transitional Finance Authority, New York,
                  Refg 2003 Ser A                                                   5.50**    11/01/26                   2,139,640
------------                                                                                                        --------------
      13,000                                                                                                            13,638,320
------------                                                                                                        --------------
               Refunded (7.4%)
       7,000   Hawaii, Airports Second Ser of 1991 (AMT) (ETM)                      6.90      07/01/12                   7,647,150
       5,000   Lehigh County General Purpose Authority, Pennsylvania,
                  St Luke's Hospital of Bethlehem Ser 2003                          5.25      08/15/13+                  5,217,500
       3,000   Salt Lake City, Utah, IHC Hospital Inc Refg Ser 1991 (Ambac)
                  (ETM)                                                           10.448+++   05/15/20                   3,014,280
------------                                                                                                        --------------
      15,000                                                                                                            15,878,930
------------                                                                                                        --------------
     309,505   TOTAL TAX-EXEMPT MUNICIPAL BONDS (COST $309,154,653)                                                    322,346,046
------------                                                                                                        --------------
               SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.8%)
       1,000   Philadelphia Hospital & Higher Education Facilities Authority,
                  Pennsylvania, Children's Hospital of Philadelphia 2002 Ser
                  A (Demand 02/01/07)                                               3.71*     07/01/22                   1,000,000
       2,800   San Antonio Education Facilities Corporation, Texas, Trinity
                  University Ser 2002 (Demand 02/01/07)                             3.73*     06/01/33                   2,800,000
------------                                                                                                        --------------
       3,800   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS                                                         3,800,000
                  (COST $3,800,000)
------------                                                                                                        --------------
     313,305   TOTAL INVESTMENTS (COST $312,954,653)                                                                   326,146,046
------------                                                                                                        --------------
               FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-5.2%)
     (11,010)  Notes with interest rates ranging from 3.61%to 3.66% at
                  January 31, 2007 and contractual maturities of collateral
                  ranging from 01/01/19 to 06/15/30 ~~ (c)
                  (Cost $(11,199,260))                                                                                 (11,199,260)
                                                                                                                    --------------
$    302,295   TOTAL NET INVESTMENTS (COST $301,755,393) (A) (B)                   147.5%                              314,946,786
============
                  OTHER ASSETS IN EXCESS OF LIABILITIES                              1.7                                 3,603,344
                  PREFERRED SHARES OF BENEFICIAL INTEREST                          (49.2)                             (105,048,328)
                                                                                --------                            --------------
                  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     100.0%                           $   213,501,802
                                                                                ========                            ==============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

ETM   Escrowed to Maturity.

PSF   Texas Permanent School Fund Guarantee Program.

ROLS  Reset Option Longs.

#     Joint exemption in locations shown.

# # Currently a zero coupon security; will convert to 5.00% on October 1, 2013.

+     Prerefunded to call date shown.

++ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $32,500.

+++ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,280,060, which represents

      2.9% of net assets applicable to common shareholders.

@@    Underlying security related to inverse floaters entered into by the Trust.

~~ Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2007.

*     Current coupon of variable rate demand obligation.

** Currently a 5.50% coupon security: will convert to 14.00% on November 1, 2011.

(A) Securities have been designated as collateral in an amount equal to $5,415,352 in connection with open futures contracts.

(B) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $13,243,350 and the aggregate gross unrealized depreciation is $51,957, resulting in net unrealized appreciation of $13,191,393.

(C) Floating Rate Note Obligations Related to Securities Held - The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At January 31, 2007, Trust investments with a value of $14,816,920 are held by the Dealer Trust and serve as collateral for the $11,199,260 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at January 31, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:

Ambac Ambac Assurance Corporation.

FGIC  Financial Guaranty Insurance Company.

FSA   Financial Security Assurance Inc.

MBIA  Municipal Bond Investors Assurance Corporation.

XLCA  XL Capital Corporation.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007:

                                                        UNDERLYING
NUMBER OF                   DESCRIPTION, DELIVERY       FACE AMOUNT    UNREALIZED
CONTRACTS   LONG/SHORT          MONTH AND YEAR           AT VALUE     APPRECIATION
---------   ----------   ---------------------------   ------------   ------------
                         U.S. Treasury Notes 10 Year
    50         Short             March 2007            $(5,337,500)     $110,214
                                                                        ========

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments

Alabama                  0.7%
Alaska                   2.1
Arizona                  0.3
California              10.2
Colorado                 2.8
District of Columbia     1.7
Florida                  8.8
Georgia                  7.3
Hawaii                   2.4
Idaho                    0.3
Illinois                 1.3
Indiana                  2.0
Iowa                     0.7
Kentucky                 3.7
Maryland                 4.9
Massachusetts            0.3
Michigan                 2.2
Missouri                 0.7
Nebraska                 0.7
Nevada                   1.7
New Jersey               5.5
New York                10.8
North Carolina           0.8
Ohio                     1.0
Pennsylvania             4.7
South Carolina           3.8
Tennessee                2.1
Texas                   12.5
Utah                     1.0
Virginia                 1.3
Washington               2.7
Joint exemptions*       (1.0)
                       -----
Total+                 100.0%
                       =====

----------
*    Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $5,337,500 with a total unrealized appreciation of $110,214.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to January 31, 2007, the Trust's fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since January 31, 2007 and prior to the issuance of the Trust's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to January 31, 2007, the Trust's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007


/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
March 22, 2007


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